Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BMO FUNDS, INC.
Prospectus Date	rr_ProspectusDate	Jul. 01, 2013
BMO Diversified Stock Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	BMO Diversified Stock Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To provide total investment return primarily from appreciation,
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	secondarily from income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund incurs transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	“Other Expenses” are based on estimated amounts for the Fund’s current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are as shown in the table and remain the same. The costs in the one-year example and for the first year of the three-year example reflect the Adviser’s agreement to waive fees and reimburse expenses through December 31, 2014. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests primarily in shares of other mutual funds, including other BMO Funds (the "underlying funds"), according to an asset allocation strategy developed by the Adviser. The Fund normally targets an allocation of approximately 100% of its total assets in funds that invest principally in equity securities, and will invest at least 80% of its assets in funds that invest principally in common or preferred stocks. Under normal market conditions the Fund allocates its assets among the underlying funds based on asset allocation target ranges of 0-10% of its total assets in funds that invest principally in money market funds and 90-100% of its total assets in funds that invest principally in equity securities. Equity securities in which the underlying funds may invest may be of any market capitalization and include common stock, preferred stock, rights and warrants, and securities convertible into common stock. The Fund also may allocate assets to underlying funds that invest in cash, cash equivalents, and other short-term fixed income instruments, including money market funds. While the Fund will invest primarily in underlying funds that invest in U.S. securities, some underlying funds may invest in foreign securities, including emerging markets.

The Fund is one of the BMO Target Risk Funds. The target investment allocation for each of the Target Risk Funds, based on each Fund's total assets, is set forth below.

BMO Fund:	Equity:	Fixed Income:	Money Market Funds:
Diversified Income	10% - 30%	70% - 100%	0% - 10%
Moderate Balanced	30% - 50%	50% - 70%	0% - 10%
Growth Balanced	50% - 70%	30% - 50%	0% - 10%
Aggressive Allocation	70% - 90%	10% - 30%	0% - 10%
Diversified Stock	90% - 100%	0%	0% - 10%
Aggressive Stock	90% - 100%	0%	0% - 10%

The Adviser will continuously monitor the Fund and may make modifications to either the investment approach or the underlying fund allocations that the Adviser believes could benefit shareholders. The Adviser will also monitor the underlying funds on an ongoing basis and may increase or decrease the Fund's investment in one or several underlying funds. The underlying fund selections are made based on several considerations, including the fund's investment team expertise style or asset class exposures, portfolio characteristics, risk profile, and investment process.

The underlying funds invest their assets directly in equity, fixed income, cash, and cash equivalents (including money market funds) in accordance with their own investment objectives and policies.

		Although the Fund intends to invest primarily in a combination of underlying funds, the Fund may invest directly in equity and fixed income securities and money market securities.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The Fund cannot assure that it will achieve its investment objective. An investment in the Fund is not a deposit of BMO Harris Bank N.A., or any of its affiliates, and is not insured or guaranteed by the FDIC or any other government agency.

This section describes the principal risks associated with the Fund's principal investment strategies. The net asset value of the Fund will vary, and you could lose money by investing in the Fund. The likelihood of loss may be greater if you invest for a shorter period of time. Investors in the Fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

Affiliated Fund Risk. The Adviser's authority to select and substitute underlying funds from a variety of affiliated and unaffiliated mutual funds may create a conflict of interest because the Adviser and its affiliated companies typically receive fees from the affiliated funds.

Asset Allocation Risk. Investments in the Fund are subject to risks related to the Adviser's allocation choices. The selection of the underlying funds and the allocation of the Fund's assets among the various asset classes and market segments could cause the Fund to lose value or cause the Fund to underperform relevant benchmarks or other funds with similar investment objectives.

Market Risk. Stock and bond markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of your investment in the Fund will fluctuate, which means that you could lose money.

Underlying Fund Investment Risk. The Fund invests in underlying funds and incurs expenses related to the underlying funds. In addition, investors in the Fund will incur fees to pay for certain expenses related to the operations of the Fund. An investor holding the underlying funds directly and in the same proportions as the Fund would incur lower overall expenses, but would not receive the benefit of the portfolio management and other services provided by the Fund. The Fund's risks are directly related to the risks of the underlying funds. It is important to understand the risks associated with investing in the underlying funds.
  Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries, or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.
  Large-, Mid-, and Small-Cap Risk. Stocks of different market capitalizations tend to go in and out of favor based on market and economic conditions. Historically, small- and mid-cap stocks tend to be more volatile than large-cap stocks, and small-cap stocks have been riskier than large- and mid-cap stocks. During a period when stocks of a particular market capitalization fall behind other types of investments, an underlying fund's large-, mid-, or small-cap holdings could reduce performance.
  Style Risk. Different investment styles, such as growth or equity, tend to shift in and out of favor depending on market and investor sentiment. The Fund may underperform other funds that invest in underlying funds with similar asset classes but employ different investment styles.
  Foreign Securities Risk. Investing in foreign securities may involve additional risks, including currency-rate fluctuations, BMO Diversified Stock Fund (cont.) political and economic instability, differences in financial reporting standards, less-strict regulation of the securities markets, and possible imposition of foreign withholding taxes. Furthermore, a fund may incur higher costs and expenses when making foreign investments, which will affect the fund's total return.
  Emerging Markets Risk. Investments in emerging markets can involve risks in addition to and greater than those generally associated with investing in more developed foreign markets, which may make emerging market securities more volatile and potentially less liquid than securities issued in more developed markets.
  Liquidity Risk. Liquidity risk refers to the possibility that a fund may not be able to sell or buy a security or close out an investment contract at a favorable price or time. Consequently, an underlying fund may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on the fund's performance.
  Sector Risks. Companies with similar characteristics, such as those within the same industry, may be grouped together in broad categories called sectors. To the extent an underlying fund invests its assets in a particular sector, the fund's performance may be more susceptible to any economic, business or other developments that generally affect that sector.

Risk Lose Money [Text]	rr_RiskLoseMoney	The net asset value of the Fund will vary, and you could lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of BMO Harris Bank N.A., or any of its affiliates, and is not insured or guaranteed by the FDIC or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Fund is the successor to the portfolio of a collective trust fund (the “Collective Fund”) managed by the Adviser with objectives, policies and restrictions that were, in all material respects, equivalent to those of the Fund. It is anticipated that, at the Fund’s commencement of operations, the assets of the Collective Fund will be transferred to the Fund in exchange for Fund shares. The performance information shown for the Class I shares reflects the performance of the Collective Fund for periods before the Fund commenced operations, not adjusted to reflect the Class I expenses. If the Class I expenses had been deducted, the returns would be lower than those shown below. The Collective Fund was not registered under the Investment Company Act of 1940 (“1940 Act”) and was not subject to certain investment restrictions and diversification requirements that are imposed by the 1940 Act and the Internal Revenue Code which, if applicable, might have adversely affected the performance of the Collective Fund.

		The bar chart and table show the historical performance of the Collective Fund and provide some indication of the risks of investing in the Fund. The bar chart shows how the Collective Fund’s total returns before taxes have varied from year to year, while the table compares the Collective Fund’s average annual total returns to the returns of a broad measure of market performance and averages of funds with similar investment objectives. Performance for the Fund’s Class Y, R-3 and R-6 shares will vary from the Class I shares based on the expenses of each class. Please keep in mind that the Collective Fund’s past performance does not represent how the Fund will perform in the future both before and after taxes. Investors may obtain updated performance information for the Fund at www.bmofundsus.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table show the historical performance of the Collective Fund and provide some indication of the risks of investing in the Fund. The bar chart shows how the Collective Fund’s total returns before taxes have varied from year to year, while the table compares the Collective Fund’s average annual total returns to the returns of a broad measure of market performance and averages of funds with similar investment objectives.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.bmofundsus.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Please keep in mind that the Collective Fund’s past performance does not represent how the Fund will perform in the future both before and after taxes.
Bar Chart [Heading]	rr_BarChartHeading	Class I—Annual Total Returns (calendar years 2003-2012)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

For the period January 1, 2013 through March 31, 2013, the aggregate (non-annualized) total return for the Collective Fund was 9.11%.

During the periods shown in the bar chart for the Fund:

	Quarter Ended	Returns
Best quarter	9/30/2009	17.74%
Worst quarter	12/31/2008	(22.56)%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns through 12/31/12
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The S&P 500 Index is a market capitalization-weighted index of 500 common stocks chosen for market size, liquidity, and industry group representation to represent U.S. equity performance.
BMO Diversified Stock Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee (as a percentage of amount redeemed, for shares held less than 30 days)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	none
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.51%	[1]
Acquired (underlying) fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.65%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.16%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.15%	[2]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	1.01%	[2]
1 Year	rr_ExpenseExampleYear01	$ 103
3 Years	rr_ExpenseExampleYear03	354
BMO Diversified Stock Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee (as a percentage of amount redeemed, for shares held less than 30 days)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	none
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.26%	[1]
Acquired (underlying) fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.65%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.91%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.15%	[2]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	0.76%	[2]
1 Year	rr_ExpenseExampleYear01	78
3 Years	rr_ExpenseExampleYear03	275
2003	rr_AnnualReturn2003	29.66%
2004	rr_AnnualReturn2004	11.83%
2005	rr_AnnualReturn2005	8.19%
2006	rr_AnnualReturn2006	15.14%
2007	rr_AnnualReturn2007	6.78%
2008	rr_AnnualReturn2008	(40.72%)
2009	rr_AnnualReturn2009	31.96%
2010	rr_AnnualReturn2010	16.68%
2011	rr_AnnualReturn2011	(4.38%)
2012	rr_AnnualReturn2012	15.67%
Year to Date Return, Label	rr_YearToDateReturnLabel	the aggregate (non-annualized) total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	9.11%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.74%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.56%)
1 Year	rr_AverageAnnualReturnYear01	15.67%
5 Year	rr_AverageAnnualReturnYear05	0.19%
10 Year	rr_AverageAnnualReturnYear10	6.89%
Since Inception	rr_AverageAnnualReturnSinceInception	7.55%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 01, 1994
BMO Diversified Stock Fund | Class R-3
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee (as a percentage of amount redeemed, for shares held less than 30 days)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	none
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.26%	[1]
Acquired (underlying) fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.65%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.41%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.15%	[2]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	1.26%	[2]
1 Year	rr_ExpenseExampleYear01	128
3 Years	rr_ExpenseExampleYear03	431
BMO Diversified Stock Fund | Class R-6
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee (as a percentage of amount redeemed, for shares held less than 30 days)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	none
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.11%	[1]
Acquired (underlying) fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.65%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.76%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.15%	[2]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	0.61%	[2]
1 Year	rr_ExpenseExampleYear01	62
3 Years	rr_ExpenseExampleYear03	$ 228
BMO Diversified Stock Fund | Return After Taxes on Distributions | Class I
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01
5 Year	rr_AverageAnnualReturnYear05
10 Year	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 01, 1994
BMO Diversified Stock Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class I
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01
5 Year	rr_AverageAnnualReturnYear05
10 Year	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 01, 1994
BMO Diversified Stock Fund | S&P 500 Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.00%
5 Year	rr_AverageAnnualReturnYear05	1.66%
10 Year	rr_AverageAnnualReturnYear10	7.10%
Since Inception	rr_AverageAnnualReturnSinceInception	8.40%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 01, 1994

[1]	"Other Expenses" are based on estimated amounts for the Fund's current fiscal year.
[2]	BMO Asset Management Corp. (Adviser) has agreed to waive or reduce fees and reimburse expenses to the extent necessary to prevent class total annual operating expenses (including acquired fund fees and expenses, but excluding interest, taxes, brokerage commissions, other investment-related costs, and extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of the Fund's business) from exceeding 1.01% for Class Y, 0.76% for Class I, 1.26% for Class R-3, and 0.61% for Class R-6 through December 31, 2014. This expense limitation agreement may not be terminated prior to December 31, 2014 unless the Fund's Board of Directors approves an earlier revision or termination as being in the best interests of the Fund.